Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Excluding Deductible Temporary Differences	€ 4,283	€ 1,699
Foreign tax loss carryforwards	16,652	16,904
Unrecognised tax losses to reduce current tax expense	189	0
Corporation Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	256,941	168,538
Corporation Tax Loss Carryforwards [Member] | GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	249,550	157,043
Trade Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	252,481	166,481
Trade Tax Loss Carryforwards [Member] | GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	245,154	154,986
Foreign Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	16,652	17,552
Two Thousand Thirty Seven [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	€ 0	€ 648